Total Capital and Net Income (Loss) Per Unit - Additional Information (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	3 Months Ended				6 Months Ended
	Aug. 13, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Class of Stock [Line Items]
Noncontrolling Interest in Net Income (Loss) Preferred Unit Holders, Redeemable		$ 6,425		$ 6,426		$ 12,850	$ 12,851
Common Stock, Dividends, Per Share, Declared		$ 190,000	$ 140,000	$ 140,000	$ 140,000
Partners' Capital Account, Treasury Units, Purchased		$ 2,559	$ 9,497
Stock Repurchase Program, Remaining Authorized Repurchase Amount		84,500				$ 84,500
Public
Class of Stock [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest						67.90%
General Partner [Member]
Class of Stock [Line Items]
Partners' Capital Account, Treasury Units, Purchased		$ 51	$ 190
Preferred Stock [Member] | Limited Partner [Member]
Class of Stock [Line Items]
Partners' Capital Account, Distributions				$ 6,400			$ 12,900
Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Dividends, Per Share, Declared		$ 0.4625		$ 0.4625		$ 0.4625	$ 0.4625
Partners' Capital Account, Units, Treasury Units Purchased	200
Partners' Capital Account, Treasury Units, Purchased	$ 3,300
Common Stock [Member] | Limited Partner [Member]
Class of Stock [Line Items]
Partners' Capital Account, Units, Treasury Units Purchased		(187)	(815)
Partners' Capital Account, Treasury Units, Purchased		$ 2,508	$ 9,307
Parent Company [Member]
Class of Stock [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest						2.00%
Repurchase Agreements [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount								$ 100,000
Partners' Capital Account, Units, Treasury Units Purchased		200				1,000
Repurchase Agreements [Member] | Common Stock [Member] | Limited Partner [Member]
Class of Stock [Line Items]
Partners' Capital Account, Treasury Units, Purchased		$ 2,500				$ 11,800
Repurchase Agreements [Member] | Common Stock [Member] | General Partner [Member]
Class of Stock [Line Items]
Partners' Capital Account, Treasury Units, Purchased		$ 100				$ 200